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                   SUPPLEMENT DATED SEPTEMBER 23, 2005 TO THE

                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS


                            DATED DECEMBER 30, 2004

                        VAN KAMPEN EMERGING GROWTH FUND,

          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JULY 13, 2005


                              DATED MARCH 31, 2005

                       VAN KAMPEN GROWTH AND INCOME FUND,

  AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005, JUNE 6, 2005, JULY 13, 2005 AND
                                AUGUST 15, 2005


                              DATED APRIL 29, 2005

                           VAN KAMPEN COMSTOCK FUND,

          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JULY 13, 2005


                       VAN KAMPEN EQUITY AND INCOME FUND,

  AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005, JUNE 3, 2005, JULY 13, 2005 AND
                                AUGUST 15, 2005

     The Prospectus is hereby supplemented as follows:

     1) Effective September 26, 2005, the last sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted.

     2) Effective September 26, 2005, the following paragraph is hereby added after the second paragraph in the section entitled "REDEMPTION OF SHARES":

     The redemption fee and exchange fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Fund's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 ROSSPTFIXB 9/05
                                                                     65324SPT-01